Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Shareholders' Equity

17.	SHAREHOLDERS’ EQUITY
Ordinary shares
Immediately following the IPO, the Memorandum and Articles of Association were amended and restated such that the authorized share capital of the Company was reclassified and redesignated into 10,000,000,000 shares comprising of (i) 7,600,000,000 Class A ordinary shares; (ii) 1,400,000,000 Class B ordinary shares; and (iii) 1,000,000,000 reserved shares at par value of US$0.000025 per share. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares. There were 520,723 and nil Class B ordinary shares transferred to Class A ordinary shares in the years ended December 31, 2020 and 2021, respectively.
As of December 31, 2020, there were 482,113,756 and 945,496,827 Class A and Class B ordinary shares outstanding. As of December 31, 2021, there were 487,234,522 and 945,496,827 Class A and Class B ordinary shares outstanding.

The vested restricted shares but have not physically been issued are considered outstanding as each period end and included in the calculation of basic (loss) earning per share.
Retained earnings
In accordance with the PRC Regulations on Enterprises with Foreign Investment and their articles of association, a foreign invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign invested enterprise is required to allocate at least 10% of its annual after-tax
profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.
Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide statutory common reserve of at least 10% of its annual after-tax
profit until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide a statutory public welfare fund and a discretionary surplus reserve, at the discretion of the board of directors, from the profits determined in accordance with the enterprise’s PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

	As of December 31,
	2020	2021
	RMB	RMB	US$
PRC statutory reserve funds	54,992	57,616	9,041
Unreserved retained earnings	802,196	447,469	70,218

Total retained earnings	857,188	505,085	79,259

Under PRC laws and regulations, there are restrictions on the Company’s subsidiaries in the PRC and VIEs with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Such restriction amounted to RMB1,399,065 (US$219,544) as of December 31, 2021.
Furthermore, cash transfers from the Company’s subsidiaries in the PRC to its subsidiaries outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the subsidiaries in the PRC and VIEs to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.
Accumulated other comprehensive income
The components of accumulated other comprehensive income were as follows:

	Foreign currency translation adjustment	Unrealized gains on available- for sale Securities	Total
	RMB	RMB	RMB
Balance at January 1, 2019	253,054	(3,750)	249,304
Other comprehensive income before reclassification	77,097	10,913	88,010
Other comprehensive income attribute to noncontrolling interests	459	—	459

Balance at December 31, 2019	330,610	7,163	337,773
Other comprehensive loss before reclassification	(167,476)	(7,251)	(174,727)
Other comprehensive income attribute to noncontrolling interests	294	—	294

Balance at December 31, 2020	163,428	(88)	163,340
Other comprehensive loss before reclassification	(75,536)	—	(75,536)
Other comprehensive income attribute to noncontrolling interests	458	—	458

Balance at December 31, 2021	88,350	(88)	88,262

Balance at December 31, 2021, in US$	13,864	(14)	13,850

There was nil tax expense or benefit recognized related to the changes of each component of accumulated other comprehensive income for the years ended December 31, 2019, 2020 and 2021.